Schedule of Potentially Dilutive Securities Excluded from Calculation (Details) - shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding	715,000	639,500
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities outstanding	962,734	206,934